Commitments and Contigencies (Details) - Schedule of Company’s contractual obligations	Dec. 31, 2022 USD ($)
Commitments and Contigencies (Details) - Schedule of Company’s contractual obligations [Line Items]
Operating lease commitment	$ 460,306
Repayment of bank loans	1,319,490
Total	1,779,796
Less than 1 year [Member]
Commitments and Contigencies (Details) - Schedule of Company’s contractual obligations [Line Items]
Operating lease commitment	295,403
Repayment of bank loans	1,319,490
Total	1,614,893
1-3 years [Member]
Commitments and Contigencies (Details) - Schedule of Company’s contractual obligations [Line Items]
Operating lease commitment	164,903
Repayment of bank loans
Total	164,903
3-5 years [Member]
Commitments and Contigencies (Details) - Schedule of Company’s contractual obligations [Line Items]
Operating lease commitment
Repayment of bank loans
Total
More than 5 years [Member]
Commitments and Contigencies (Details) - Schedule of Company’s contractual obligations [Line Items]
Operating lease commitment
Repayment of bank loans
Total